Fair Value - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Exchange-traded investments at FVTNI	$ 12,331	$ 9,685	$ 16,841
Liabilities:
Embedded derivative liability	0	1,994	1,641
Related party
Liabilities:
Accounts payable	508	347	580
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Exchange-traded investments at FVTNI	12,331	9,685	16,841
Liabilities:
Embedded derivative liability		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Related party
Liabilities:
Accounts payable	508	347	580
Significant Other Observable Inputs (Level 2)
Assets:
Exchange-traded investments at FVTNI	0	0	0
Liabilities:
Embedded derivative liability		0	0
Significant Other Observable Inputs (Level 2) | Related party
Liabilities:
Accounts payable	0	0	0
Significant Unobservable Inputs (Level 3)
Assets:
Exchange-traded investments at FVTNI	0	0	0
Liabilities:
Embedded derivative liability		1,994	1,641
Significant Unobservable Inputs (Level 3) | Related party
Liabilities:
Accounts payable	$ 0	$ 0	$ 0